Acquisitions	6 Months Ended
Jun. 30, 2024
Text block [abstract]
Acquisitions
Note 17: Acquisitions
Acquisitions comprise the purchase of all the equity interests of the businesses acquired. Acquisitions are integrated into existing operations of the Company to broaden its offerings to customers as well as its presence in global markets. The results of acquired businesses are included in the consolidated financial statements from the date of acquisition. Acquisitions also include and investments in businesses in which the Company does not have a controlling interest, as well as the acquisition of assets.
Acquisition activity
The number of acquisitions completed, and the related consideration for the three and six months ended June 30, 2024 and 2023 were as follows:

	Three months ended June 30,		Six months ended June 30,
Number of transactions	2024	2023	2024	2023
Businesses acquired	–	–	2	1
Investments in businesses	2	4	4	5

Asset acquisitions	1	–	1	–
	3	4	7	6

	Three months ended June 30,		Six months ended June 30,
Total consideration	2024	2023	2024	2023
Businesses acquired (1)	–	–	450	513

Less: Cash acquired	–	–	(24)	(25)
Businesses acquired, net of cash	–	–	426	488
Investments in businesses	3	33	9	35
Asset acquisitions	15	–	15	–

Deferred and contingent consideration payments	1	–	5	–
	19	33	455	523

(1)	In the three months ended June 30, 2024, the Company purchased the remaining shares of Pagero from non-controlling interests.
The following provides a brief description of the most significant acquisitions completed in the six months ended June 30, 2024 and 2023:

Date	Company	Acquiring Segments	Description
January 2024	Pagero Group AB (publ) (“Pagero”)	Corporates	A global leader in e-invoicing and indirect tax solutions, which it delivers through its Smart Business Network.
January 2024	World Business Media Limited	Reuters News	A cross-platform, subscription-based provider of editorial coverage for the global P&C and specialty (re)insurance industry.
January 2023	SurePrep LLC	Corporates and Tax & Accounting Professionals	A provider of tax automation software and services.

The details of net assets acquired were as follows:

			June 30,	June 30,
			2024	2023
	Pagero	Other	Total	SurePrep
Cash and cash equivalents	22	2	24	25
Trade receivables	25	3	28	8
Prepaid expenses and other current assets	6	–	6	3
Current assets	53	5	58	36
Property and equipment	9	–	9	2
Computer software	288	–	288	180
Other identifiable intangible assets	35	19	54	13
Other non-current assets	4	–	4	1
Total assets	389	24	413	232
Payables and accruals	(44)	(1)	(45)	(5)
Current taxes payable	(4)	(1)	(5)	–
Deferred revenue	(14)	(5)	(19)	(47)
Other financial liabilities	(2)	(6)	(8)	–
Current liabilities	(64)	(13)	(77)	(52)
Long-term indebtedness	(48)	–	(48)	–
Provisions and other non-current liabilities	(3)	–	(3)	(1)
Other financial liabilities	(14)	(11)	(25)	–
Deferred tax	(38)	(5)	(43)	(9)
Total liabilities	(167)	(29)	(196)	(62)
Net assets acquired	222	(5)	217	170
Goodwill	575	46	621	343
Non-controlling interests	(388)	–	(388)	–
Total	409	41	450	513
Businesses acquired, net of cash	387	39	426	488
The excess of the purchase price over the net assets acquired was recorded as goodwill and reflects synergies and the value of the acquired workforce. Relative to the acquisitions completed in the six months ended June 30, 2024, the majority of goodwill is not expected to be deductible for tax purpose
s
. For the acquisition completed in the six months ended June 30, 2023, the majority of goodwill is expected to be deductible for tax purposes.
Purchase price allocation
Purchase price allocations related to certain acquisitions may be subject to adjustment pending completion of
final valuations.
In the three months ended June 30, 2024, the Company recorded measurement period adjustments for its Pagero acquisition, which primarily included a decrease to computer software and other identifiable intangible assets of $14 million and $7 million, respectively, and an increase to goodwill of $18 million.
Pagero
In January 2024, the Company acquired a controlling interest in Pagero through a public tender offer. Subsequently, the Company purchased the remaining interests from the non-controlling
shareholders. As of June 30, 2024, the Company owns 100% of Pagero.
The
non-controlling
interest was measured at fair value, based on the tender offer price of SEK 50 per share, on the date of acquisition and recorded as part of equity. After the date of acquisition, the non-controlling
interest was adjusted for its proportionate share of changes in equity. After the Company gained control of Pagero, purchases of the remaining shares from the non-controlling
interests reduced equity and were presented in financing activities within the consolidated statement of cash flow.
Other
The revenues and operating profit of acquired businesses were not material to the Company’s results of operations.